Post-Retirement Benefits - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Multi-employer defined benefit plans [member] | Medical benefits plan subsidiaries abroad [member]
Disclosure of summary of retirement benefit plans other benefits post retirement [line items]
Defined contribution pension plan by employer	$ 22.2	$ 23.2